Restatement Of Previously Issued Financial Statements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Impact on net loss due to correction of error		$ 6.5
Reversal of revenue due to correction of error		19.4
Cost of sales associated with the reversal of revenue due to correction of error		20.3
Income taxes associated with the reversal of revenue due to correction of error		0.2
Additional accrued withholding tax provision due to correction of error	$ 21.5	$ 7.2